Commitments and contingencies	12 Months Ended
Dec. 31, 2024
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Commitments and contingencies
Note 28. Commitments and contingencies
28.1 Duplicar Plus Project - Oldelval
On December 21, 2022, the Company, through its subsidiary Vista Argentina, was awarded a crude oil transportation capacity of 5,010 cubic meters per day (“m3/d”) under the project to extend the current line from Allen to Puerto Rosales implemented by Oldelval (transportation concession holder) for 50,000 m3/d. Thus, the Company undertook to make an initial upfront investment of 118,000 between 2023 and 2025; which may be increased according to the project requirement and will be recovered from the monthly service fee.
As of December 31, 2024 and 2023, the Company made disbursements related to this commitment for a total amount of 121,813 and 34,660, respectively recognized in “Trade and other receivables” under “Advance payments for transportation services” (Note 17).
28.2 Project to expand the Puerto Rosales maritime terminal and pumping station
On January 27, 2023, the Company was awarded a storage and dispatch capacity of 35,666 m3 and 5,944 m3/d, respectively, under the project to expand the Puerto Rosales marine terminal and pumping station in which Oiltanking Ebytem S.A. (“Oiltanking”) launched tenders for 300,000 m3 and 50,000 m3/d of storage and dispatching capacity, respectively.
The Company undertook to make an upfront investment of 28,400 between 2023 and 2025, which will be later recovered from the monthly service fee as from 2026.
As of December 31, 2024, the Company made disbursements related to this commitment, for an amount of 19,677 recognized in “Trade and other receivables” under “Advance payments for transportation services” (Note 17).
28.3 “Vaca Muerta Norte” Pipeline Agreement
On May 16, 2023, the Company through its subsidiary Vista Argentina, entered into an agreement with YPF, Equinor Argentina B.V. Sucursal Argentina (“Equinor”) and Shell Argentina S.A. (“Shell”) (jointly the “Parties”), whereby YPF, in its capacity as the hydrocarbon transportation concession owner of the pipeline Vaca Muerta Norte (“VMN”), assigns to the remainder parties an undivided interest of the rights and obligations over the Transportation Concession amounting to: (i) 3.5% in favour of Equinor; (ii) 13.3% to Shell, and (iii) 8% to Vista Argentina (the “Assignment”).
This concession is located in the Province of Neuquén from “La Amarga Chica” area to “Puesto Hernández” area (the “Transportation Concession”)
,
and will be used to transport the production of all oil and gas areas in which the Parties have, now or hereafter, a VMN interest.
In addition, the Parties signed (i) an agency agreement whereby Equinor, Shell and Vista Argentina entrusted YPF with the acts and tasks required to build the VMN and set the costs and expenses to be contributed by each concession holder in proportion to their interests, and; (ii) an agreement for the joint construction of the VMN, which establishes the terms and conditions to operate, maintain and use of the aforementioned.
As of the date of these consolidated financial statements, VMN is operational, and this Assignment is pending approval by the Executive Power of the Province of Neuquén.

28.4 Asociación de Superficiarios de la Patagonia (“ASSUPA” by Spanish acronym)
On July 1, 2004, Vista Argentina was notified of a claim filed against it. In August 2003, ASSUPA filed a lawsuit against 18 companies operating exploitation concessions and exploration permits in the Neuquén basin.
ASSUPA claims remediation for the environmental damages supposedly caused by hydrocarbon exploitation activities, the creation of an environment restoration fund, and the implementation of measures to prevent future environmental damages. The plaintiff called the meeting of the Argentine government, the Argentine Federal Council for the Environment (“COFEMA” by Spanish acronym), the Provinces of Buenos Aires, La Pampa, Neuquén, Río Negro and Mendoza, and the National Ombudsman. The plaintiff requested, as a precautionary measure, that the accused parties refrain from conducting activities that harm the environment. Both the subpoena of the National Ombudsman and the preliminary request were rejected by the Argentine Supreme Court of Justice (“CSJN” by its Spanish acronym). Vista Argentina responded the claim by requesting its dismissal and opposing to the plaintiff’s request.
On December 30, 2014, the CSNJ issued two interlocutory orders. The order related to the Company supported the claim of the Provinces of Neuquén and La Pampa and declared that all environmental damages related to local and provincial situations were outside the scope of its original jurisdiction and that only “interjurisdictional situations” (such as the Río Colorado basin) would fall under its jurisdiction. The CSNJ also rejected the precautionary measures and other related proceedings. Vista Argentina, considering the legal counsel’s opinion, concluded that it is unlikely that a cash outflow be required to settle this obligation.
As of the date of issuance of these financial statements, before the case is opened for trial, the parties are answering the notices served regarding the prior exceptions and challenges against the evidence filed, which are pending resolution.
28.5 Extension of
(non-operated)
conventional exploitation concessions and the associated transportation concessions
On December 6, 2024, through Decree No. 491/2024, the Province of Río Negro approved in favor of Vista Argentina the extension of
(non-operated)
conventional exploitation concessions for 10 years in the areas:
(i) Entre Lomas and 25 de Mayo - Medanito S.E. and the associated transportation concessions both cases due in 2036, and
(ii) de Jagüel de los Machos through 2035.
Under the extension of the Concessions, the Company, through its subsidiary Vista Argentina, undertook to pay the Province of Río Negro: (i) 22,000 for the extension, and (ii) a contribution of 4,400 to support institutional development and strengthening.
Under the terms of the agreement signed with Aconcagua for the transfer of conventional assets (Note 3.2.7), the Company retains the ownership of the Concessions and will pay the Province the aforementioned amounts. However, Aconcagua, as the operator, will reimburse Vista for the payments made in relation to these items.
As of December 31, 2024, a total payment of 13,200 was made related to 50% of the commitments assumed. The amount owed is booked under “Trade and other payables” within the line “Payables to third parties” (Note 26). Also, the receivable from Aconcagua for the same item is booked in “Trade and other receivables” within the line “Receivables from third parties” (Note 17).